Advances from customers and deferred revenue (Detail) ¥ in Thousands, $ in Thousands	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Advances from customers and deferred revenue [Abstract]
Advances From Customers	¥ 47,219		¥ 50,961
Deferred revenue, current	513,570		795,005
Total current advances from customers and deferred revenue	560,789		845,966
Deferred revenue, non-current	196,990		164,913
Total non-current deferred revenue	¥ 196,990	$ 27,882	¥ 164,913